SARMAYA THEMATIC ETF
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)

COMMON STOCKS - 63.4%	Shares	Value
Energy - 19.4%
Coal & Consumable Fuels - 1.0%
Cameco Corp.	834	$64,543

Integrated Oil & Gas - 9.6%
Chevron Corp.	1,056	169,594
Exxon Mobil Corp.	2,185	249,724
Petroleo Brasileiro SA - Petrobras - ADR	7,920	98,208
TotalEnergies SE - ADR	1,870	117,342
		634,868
Oil & Gas Drilling - 1.3%
Transocean Ltd. (a)	28,710	86,991

Oil & Gas Equipment & Services - 1.2%
Forum Energy Technologies, Inc. (a)	3,080	81,466

Oil & Gas Exploration & Production - 3.7%
EQT Corp.	1,144	59,305
Gran Tierra Energy, Inc. (a)	12,217	50,212
Range Resources Corp.	3,966	135,915
		245,432
Oil & Gas Storage & Transportation - 2.6%
Cheniere Energy, Inc.	726	175,561
Total Energy		1,288,861

Industrials - 2.6%
Industrial Conglomerates - 0.9%
Siemens AG - ADR	450	62,496

Marine Transportation - 1.7%
Navios Maritime Partners LP	2,379	111,314
Total Industrials		173,810

Materials - 40.1%(b)
Copper - 2.0%
Freeport-McMoRan, Inc.	1,534	68,109
Southern Copper Corp.	675	64,837
		132,946
Diversified Metals & Mining - 2.8%
BHP Group Ltd. - ADR	2,200	122,694
Northern Dynasty Minerals Ltd. (a)	72,032	64,829
		187,523

Gold - 26.9%
Agnico Eagle Mines Ltd.	2,446	352,640

SARMAYA THEMATIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)

COMMON STOCKS - 63.4% (CONTINUED)	Shares	Value
Gold - 26.9% (Continued)
Alamos Gold, Inc. - Class A	3,899	$118,725
Equinox Gold Corp. (a)	16,636	145,731
Franco-Nevada Corp.	511	96,247
Gold Fields Ltd. - ADR	6,776	226,861
Harmony Gold Mining Co. Ltd. - ADR	6,625	87,980
Kinross Gold Corp.	19,956	417,080
Novagold Resources, Inc. (a)	11,754	80,397
Pan American Silver Corp.	3,161	107,221
Wheaton Precious Metals Corp.	1,551	155,751
		1,788,633
Precious Metals & Minerals - 2.9%
Impala Platinum Holdings Ltd. - ADR (a)	6,556	59,430
Sibanye Stillwater Ltd. - ADR (a)	17,783	134,618
		194,048
Silver - 3.6%
First Majestic Silver Corp.	7,261	66,366
Hecla Mining Co.	20,241	172,251
		238,617
Steel - 1.9%
Vale SA - ADR	12,012	123,483
Total Materials		2,665,250

Utilities - 1.3%
Electric Utilities - 1.3%
Korea Electric Power Corp. - ADR	6,452	85,231
TOTAL COMMON STOCKS (Cost $3,481,373)		4,213,152

EXCHANGE TRADED FUNDS - 31.2%
Alpha Architect 1-3 Month Box ETF(a)(c)	2,093	237,556
iShares Gold Trust(a)	8,004	521,060
iShares Silver Trust(a)	9,467	342,611
ProShares Short QQQ	9,759	321,266
SPDR Gold MiniShares Trust(a)	9,530	651,852
TOTAL EXCHANGE TRADED FUNDS (Cost $1,909,778)		2,074,345

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 5.3%
First American Government Obligations Fund - Class X, 4.22%(d)	354,476	354,476
TOTAL MONEY MARKET FUNDS (Cost $354,476)		354,476

TOTAL INVESTMENTS - 99.9% (Cost $5,745,627)		$6,641,973
Other Assets in Excess of Liabilities - 0.1%		9,009
TOTAL NET ASSETS - 100.0%		$6,650,982

SARMAYA THEMATIC ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2025 (Unaudited)
Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
LP - Limited Partnership

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Affiliated security as defined by the Investment Company Act of 1940.
(d)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

SARMAYA THEMATIC ETF

Summary of Fair Value Disclosure as of August 31, 2025 (Unaudited)

Sarmaya Thematic ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$4,213,152	$—	$—	$4,213,152
Exchange Traded Funds	2,074,345	—	—	2,074,345
Money Market Funds	354,476	—	—	354,476
Total Investments	$6,641,973	$—	$—	$6,641,973

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended August 31, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

TRANSACTIONS WITH AFFILIATES

The Fund’s transactions with affiliates represent holdings for which it and the underlying exchange-traded funds have the same investment adviser. The Fund had the following transactions with such affiliated funds during the fiscal period ended August 31, 2025:

Alpha Architect 1-3 Month Box ETF
Value, Beginning of Period	$—
Purchases	233,388
Proceeds from Sales	—
Net Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	4,168
Value, End of Period	$237,556
Dividend Income	$—

Shares, Beginning of Period	—
Number of Shares Purchased	2,093
Number of Shares Sold	—
Shares, End of Period	2,093
4